INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Misr Fertilizers Production Company S.A.E. [Member]
Related Party Transactions [Abstract]
Purchases related party	$ 26	$ 9
Canpotex [Member]
Related Party Transactions [Abstract]
Sales related party	178	162
Amounts receivable related party rransactions	18	29
Profertil S.A. [Member]
Related Party Transactions [Abstract]
Purchases related party	68	61
Amounts owed to related party	$ 11	$ 7